Other investments	12 Months Ended
Dec. 31, 2017
Other investments
Other investments

11 Other investments

	2017	2016	2015
	$m	$m	$m
Non-current investments
Equity securities available for sale	933	727	458
Total	933	727	458
Current investments
Equity securities and bonds available for sale	1,150	847	548
Fixed deposits	80	37	65
Total	1,230	884	613

Impairment charges of $14m in respect of available for sale securities are included in Other operating income and expense (2016: $21m; 2015: $17m).

Equity securities and bonds available for sale are held at fair value. The fair value of listed investments is based on year end quoted market prices. Fixed deposits are held at amortised cost with carrying value being a reasonable approximation of fair value given their short-term nature.

None of the financial assets have been reclassified in the year.

Fair value hierarchy

The table below analyses equity securities and bonds available for sale, contained within Other investments and carried at fair value, by valuation method. The different levels have been defined as follows:

>	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
>	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (ie as prices) or indirectly (ie derived from prices).
>	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	2017	2016	2015
	$m	$m	$m
Level 1	1,408	933	654
Level 2	–	–	–
Level 3	675	641	352
Total	2,083	1,574	1,006

Equity securities available for sale that are analysed at Level 3 include investments in private biotech companies. In the absence of specific market data, these unlisted investments are held at cost, adjusted as necessary for impairments and revaluations on new funding rounds, which approximates to fair value. Movements in Level 3 investments are detailed below:

	2017	2016	2015
	$m	$m	$m
At 1 January	641	352	350
Additions	53	210	49
Revaluations	(1)	110	–
Transfers out	(12)	(12)	(22)
Disposals	(15)	(2)	(6)
Impairments and exchange adjustments	9	(17)	(19)
At 31 December	675	641	352

Assets are transferred in or out of Level 3 on the date of the event or change in circumstances that caused the transfer.